CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 21,698	$ 15,651	$ 7,942	[1]
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	603	661	1,227
Accumulated interest accretion and amortization of discount and premium on available-for-sale marketable securities	459	496	545
Realized gain related to sale of available-for-sale marketable securities	(13)	(35)	(73)
Increase (decrease) in accrued severance pay, net	(163)	45	101
Stock-based compensation related to options and RSUs granted to employees of the Company	13,920	11,198	8,606
Decrease (increase) in trade receivables, net	(2,603)	3,842	333
Decrease (increase) in other accounts receivable and prepaid expenses	965	(1,951)	(952)
Decrease (increase) in inventories	(1,446)	1,265	(1,266)
Increase in other long term receivable	(6)	(21)	(2)
Decrease in deferred tax asset			3,513
Increase (decrease) in trade payables	(2,245)	1,653	(781)
Increase (decrease) in other accounts payable and accrued expenses	1,908	208	(1,376)
Net cash provided by operating activities	37,567	29,706	19,379
Cash flows from investing activities:
Investment in available-for-sale marketable securities	(31,938)	(9,000)	(20,702)
Investment in short-term deposits	(98,000)	(92,000)	(67,000)
Proceeds from redemption of short-term deposits	85,000	74,000	33,000
Investment in long-term deposits		(5,000)
Proceeds from maturity of available-for-sale marketable securities	13,372	13,646	9,053
Proceeds from sale and redemption of available-for-sale marketable securities	1,248	3,073	6,170
Purchase of property and equipment	(1,597)	(1,008)	(411)
Purchase of technology	(1,827)	(500)	(500)
Net cash used in investing activities	(33,742)	(16,789)	(40,390)
Cash flows from financing activities:
Proceeds from exercise of options in the Company	1,363	12,890	8,082
Net cash provided by financing activities	1,363	12,890	8,082
Increase (decrease) in cash and cash equivalents	5,188	25,807	(12,929)
Cash and cash equivalents at the beginning of the year	44,863	19,056	31,985
Cash and cash equivalents at the end of the year	50,051	44,863	19,056
One time repayment of OCS grants (see Note 11b)			9,938
Significant non-cash activities:
Purchase of property, equipment and technology in credit	$ 1,337	$ 202	$ 797

[1]	Including one time repayment of OCS grants (see Note 11b)